Subsequent Events - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Nov. 02, 2017	Aug. 11, 2017	Feb. 01, 2017	Oct. 14, 2016	Feb. 28, 2015	Mar. 28, 2017	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 09, 2017	Mar. 31, 2017	May 04, 2016
Subsequent Event [Line Items]
Proceeds from exercise of common stock warrants		$ 0			$ 9,800,000		$ 7,498,535			$ 9,760,060
Exercise of common stock warrant							0		0	0
Exercise price of warrants		$ 1.50									$ 1.50	$ 2.50	$ 3.90
Lease expiration date			Mar. 31, 2017						Jul. 31, 2020
Roth Capital Partners, LLC and Feltl [Member]
Subsequent Event [Line Items]
Proceeds from exercise of common stock warrants				$ 564		$ 5,300,000	$ 7,500,000	$ 7,500,000
Exercise of common stock warrant						4,780,850
Exercise price of warrants				$ 1.10		$ 1.10
Subsequent Event [Member] | Equipment Financings [Member]
Subsequent Event [Line Items]
Total proceeds from equipment financing commitment	$ 150,848